Item G.1.b.i	The European Equity Fund, Inc.

ARTICLES SUPPLEMENTARY

The European Equity Fund, Inc., a Maryland corporation (the “Corporation”), hereby certifies to the State Department of Assessments and Taxation of Maryland (the “SDAT”) that:

FIRST: Pursuant to Section 3-802(b)(3) of the Maryland General Corporation Law (the “MGCL”), the Corporation, by a duly adopted resolution (the “Resolution”) of its Board of Directors (the “Board”), elected to no longer be subject to Section 3-803 of the MGCL.

SECOND: In accordance with the Resolution, no director’s term shall be shortened by the repeal of the Corporation’s election to be subject to Section 3-803 of the MGCL.

THIRD: The Corporation’s election to no longer be subject to Section 3-803 of the MGCL has been approved by the Board in the manner and by the vote required by law.

FOURTH: The undersigned officer acknowledges these Articles Supplementary to be the corporate act of the Corporation and, as to all matters or facts required to be verified under oath, the undersigned officer acknowledges that, to the best of her knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, the Corporation has caused these Articles Supplementary to be signed in its name and on its behalf by its President and attested by its Secretary on this 30th day of June, 2025.

ATTEST:	THE EUROPEAN EQUITY FUND, INC.

/s/ John Millette	/s/ Hepsen Uzcan
John Millette	Hepsen Uzcan
Secretary	President

ARTICLES OF AMENDMENT

The European Equity Fund, Inc., a Maryland corporation (the “Corporation”), hereby certifies to the State Department of Assessments and Taxation of Maryland that:

FIRST: Article SIXTH of the charter of the Corporation (the “Charter”) is hereby amended by renumbering the first paragraph thereof as “Section 1.” and adding a new paragraph to read as follows:

Section 2. At the annual meeting of stockholders of the Corporation to be held in 2026, each of the successors to the class of directors whose terms expire at the annual meeting of stockholders in 2026 shall be elected to serve until the next annual meeting of stockholders and until his or her successor is duly elected and qualifies; at the annual meeting of stockholders of the Corporation held in 2027, each of the successors to the class of directors whose terms expire at the annual meeting of stockholders in 2027, along with the successors to the directors elected at the 2026 annual meeting, shall be elected to serve until the next annual meeting of stockholders and until his or her successor is duly elected and qualifies; and, beginning with the annual meeting of stockholders in 2028, all directors shall be elected to serve until the next annual meeting of stockholders and until their respective successors are duly elected and qualify.

SECOND: The amendment to the Charter as set forth above has been duly advised by the Board of Directors and approved by the stockholders of the Corporation as required by law.

THIRD: The undersigned officer acknowledges these Articles of Amendment to be the corporate act of the Corporation and, as to all matters of facts required to be verified under oath, the undersigned officer acknowledges that, to the best of her knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

[SIGNATURE PAGE FOLLOWS]

 IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf by its President and attested to by its Secretary on this 30th day of June, 2025.

ATTEST:	THE EUROPEAN EQUITY FUND, INC.

/s/ John Millette	/s/ Hepsen Uzcan
John Millette	Hepsen Uzcan
Secretary	President